Long-Term Debt and Other Long-Term Liabilities - Schedule of Maturities of Principal Amount of Long-term Debt (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 615
2019	425
2020	172
2021	116
2022	126
Thereafter	2,208,744
Long-term Debt	$ 2,210,198